Revenue (Details 1) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net sales		$ 14,779	$ 22,652	$ 34,280
Switzerland
Net sales		592	2,137	2,512
Rest of EMEA
Net sales	[1]	4,321	8,046	14,122
North America
Net sales		8,260	9,691	15,165
Asia Pacific
Net sales		1,526	2,504	2,306
Latin America
Net sales		80	274	175
IoT
Net sales		14,317	20,504	29,404
IoT | Switzerland
Net sales		278	708	1,171
IoT | Rest of EMEA
Net sales		4,228	7,508	10,695
IoT | North America
Net sales		8,217	9,547	15,165
IoT | Asia Pacific
Net sales		1,526	2,503	2,257
IoT | Latin America
Net sales		68	238	116
mPKI
Net sales		462	2,148	4,876
mPKI | Switzerland
Net sales		314	1,428	1,341
mPKI | Rest of EMEA
Net sales		93	539	3,428
mPKI | North America
Net sales		43	144	0
mPKI | Asia Pacific
Net sales		0	1	49
mPKI | Latin America
Net sales		$ 12	$ 36	$ 58

[1]	EMEA means Europe, Middle East and Africa